Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,052,411	$ 566,110
Foreign currency translation adjustments	198,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,043,000	$ 460,000